INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Cost:
Computer software	5,052	3,988
License agreement	22,252	22,252
Internet domain name	—	150
Brand name	12,733	71,292
Strategic contract	—	18,199
	40,037	115,881
Accumulated amortization:
Computer software	(4,287)	(3,317)
License agreement	(5,470)	(5,470)
Internet domain name	—	(10)
Brand name	(3,131)	(7,279)
Strategic contract	—	(909)
	(12,888)	(16,985)
Impairment* :
Computer software	(525)	(581)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
	(26,909)	(26,965)
Intangible assets, net	240	71,931

*     The impairment of US$26,909 was related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019. The additional impairment of US$56 was related to the intangible assets of computer software of Loto Interactive during the year ended December 31, 2021.

Schedule of Estimated Amortization Expense

US$

2022	9,559
2023	9,551
2024	9,512
2025	9,511
2026	8,601
2027 and thereafter	25,197

Total	71,931